Other Operating Income (Tables)	12 Months Ended
Dec. 31, 2020
Net Trading And Other Income [abstract]
Other Operating Income

			Group
	2020	2019	2018
	£m	£m	£m
Net losses on financial instruments designated at fair value through profit or loss	(24)	(94)	(85)
Net gains on financial instruments mandatorily at fair value through profit or loss	64	113	23
Hedge ineffectiveness	19	8	34
Net profit on sale of financial assets at fair value through other comprehensive income	17	15	19
Income from operating lease assets	126	124	86
Other	(64)	20	111
	138	186	188